Other disclosures - Acquisition of businesses - Narrative (Details) kr / shares in Units, kr in Millions	Oct. 14, 2022 DKK (kr) kr / shares
Disclosure of detailed information about business combination [line items]
Reduction to deferred tax liabilities acquired	kr 524
Forma Therapeutics
Disclosure of detailed information about business combination [line items]
Consideration transferred, cash tender offer, price per share | kr / shares	kr 20
Consideration transferred	kr 8,102
Deferred tax assets (liabilities), net	kr (709)